Life and Health Reserves - Weighted-average interest rates (Details) - Life and Health - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term protection
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	2.63%	2.43%	2.28%
Current discount rate	4.48%	4.93%	2.87%
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	$ 9,948,505	$ 8,444,212	$ 9,735,516	$ 9,197,194
Liability for Future Policy Benefit, Expected Future Gross Premium, Discounted, before Reinsurance	$ 10,835,854	$ 9,162,867	$ 10,592,914
Longevity
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	2.95%	2.06%	1.94%
Current discount rate	4.83%	5.48%	2.48%
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	$ 10,873,399	$ 7,167,340	$ 9,778,306	$ 9,080,355
Liability for Future Policy Benefit, Expected Future Gross Premium, Discounted, before Reinsurance	$ 11,284,884	$ 7,485,087	$ 10,331,411